Related party balances and transactions	12 Months Ended
Dec. 31, 2024
Related party balances and transactions
Related party balances and transactions

Note 14 - Related party balances and transactions

The following is a list of related parties which the Company has balances and transactions with:

Riches Credit Insurance Brokerage Limited	Principally owned (67.5%) by the Company’s director, Rui Wu
Ms Kwok Kai Kai Clara	The beneficiary owner of Prime Ocean Holdings Limited (owns 25.8% of our ordinary shares).

a.	Trade receivables from related party

As of December 31, 2024 and 2023, the balance of trade receivables from related party was as follows:

	2024	2023
Riches Credit Insurance Brokerage Limited	$431	$—

The balances represented the trade receivables from related party for the insurance referral service rendered by the Company. For details, please refer to “f. Related Party Transactions” below.

b.	Amount due from the related party

As of December 31, 2024 and 2023 no balances of amount due from the related party.

c.	Accounts payable to related party

As of December 31, 2024 and 2023, no balances of accounts payable to related party.

d.	Amount due to a shareholder

On December 8, 2023 and April 9, 2024, Ms Kwok Kai Kai Clara (the beneficiary owner of Prime Ocean Holdings Limited), a shareholder of the Company loaned $1.92 million and $0.38 to Giant Credit Limited. The loan is unsecured, non-interest bearing and repayable on demand. As of December 31, 2024, $0.76 was repaid and the outstanding amount due to Ms Kwok Kai Kai Clara was $1.54 million.

e.	Amount due from/to the director, the former director and the former shareholder

The balance of amount due from/to the director, the former director and the former shareholder were unsecured, interest-free and repayable on demand.

f.	Related party transactions

The following are the related party transactions for the years ended December 31, 2024 and 2023.

	2024	2023
Revenues - related party
Riches Credit Insurance Brokerage Limited (1)	$3,054	$—

(1)	For the year ended December 31, 2024, the Company has provided insurance referral services to Riches Credit Insurance Brokerage Limited, and has charged service fee on the basis of that.